BNY Mellon Funds Trust (the "Trust")

- BNY Mellon Large Cap Market Opportunities Fund

- BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

(together, the "Funds")

Incorporated herein by reference, on behalf of the Funds, are the supplements to the Trust's prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 25, 2013 (SEC Accession No. 0001111565-13-000059).